UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	August 14, 2009
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		49

Form 13F-HR Information Table Value Total: 		140,022
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
















NAME OF ISSUER                    TITLE OF    CUSIP      VALUE           SH OR  INVESTMENT    OTHER      VOTING
                                    CLASS             (x$1000)         PRN AMT  DISCRETION   MANAGERS  AUTHORITY


ADVENT CLAYMORE ENH GRW & IN         COM    00765E104       195      21,493 SH     SOLE        NONE        0
ALPINE GLOBAL PREMIER PPTYS        COM SBI  02083A103       517     110,500 SH     SOLE        NONE        0
BLACKROCK HIGH INCOME SHS       SHS BEN INT 09250E107        41      27,800 SH     SOLE        NONE        0
BLACKROCK INCOME TR INC              COM    09247F100       381      61,000 SH     SOLE        NONE        0
BLUE CHIP VALUE FD INC               COM    095333100       322     128,400 SH     SOLE        NONE        0
BOULDER GROWTH & INCOME FD I         COM    101507101    19,338   4,278,478 SH     SOLE        NONE        0
BOULDER TOTAL RETURN FD INC	     COM    101541100	  3,232	    343,067 SH	   SOLE	       NONE	   0
CLOUGH GLOBAL ALLOCATION FUN     SHS BEN IN 18913Y103       127      10,000 SH     SOLE        NONE        0
CLOUGH GLOBAL EQUITY FD              COM    18914C100       274      23,400 SH     SOLE        NONE        0
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT  18914E106     1,073      99,500 SH     SOLE        NONE        0
COHEN & STEERS REIT & UTIL I         COM    19247Y108       159      22,300 SH     SOLE        NONE        0
CORNERSTONE PROGRESSIVE RTN          COM    21925C101    81,643   8,131,764 SH     SOLE        NONE        0
CORNERSTONE STRATEGIC VALUE   	  COM NEW   21924B203       155      14,916 SH     SOLE        NONE        0
DWS DREMAN VAL INCOME EDGE F         COM    23339M105       564     128,100 SH     SOLE        NONE        0
DWS RREEF REAL ESTATE FD INC         COM    233384106        23      12,100 SH     SOLE        NONE        0
DWS RREEF WORLD REAL EST & T         COM    23339T100        90      15,600 SH     SOLE        NONE        0
EVERGREEN INTL BALANCED INCO         COM    30024R109       339      27,043 SH     SOLE        NONE        0
FIRST TR ENHANCED EQTY INC F         COM    337318109       128      14,500 SH     SOLE        NONE        0
FORT DEARBORN INCOME SECS IN         COM    347200107    18,260   1,308,962 SH     SOLE        NONE        0
GABELLI GLOBAL DEAL FD             COM SBI  36245G103     1,079      79,400 SH     SOLE        NONE        0
GABELLI GLOBAL MULTIMEDIA TR         COM    36239Q109       173      38,300 SH     SOLE        NONE        0
GABELLI HLTHCARE & WELLNESS          SHS    36246K103       165      32,386 SH     SOLE        NONE        0
GENERAL AMERN INVS INC               COM    368802104       264      14,100 SH     SOLE        NONE        0
GLOBAL INCOME&CURRENCY FD IN         COM    378968101       265      19,100 SH     SOLE        NONE        0
JAPAN EQUITY FD INC                  COM    471057109       113      22,800 SH     SOLE        NONE        0
JAPAN SMALLER CAPTLZTN FD IN         COM    47109U104       176      23,935 SH     SOLE        NONE        0
LIBERTY ALL STAR EQUITY FD      SH BEN INT  530158104       992     286,600 SH     SOLE        NONE        0
LIBERTY ALL-STAR GROWTH FD I         COM    529900102       230     109,800 SH     SOLE        NONE        0
LMP CAP & INCOME FD INC              COM    50208A102       622      72,295 SH     SOLE        NONE        0
MACQUARIE FT TR GB INF UT DI         COM    55607W100       119      11,800 SH     SOLE        NONE        0
MACQUARIE GLBL INFRA TOTL RE         COM    55608D101       152      12,000 SH     SOLE        NONE        0
MADISON CLAYMORE CALL &EQTY          COM    556582104       172      24,575 SH     SOLE        NONE        0
MORGAN STANLEY HIGH YIELD FD         COM    61744M104       768     168,427 SH     SOLE        NONE        0
NEW GERMANY FD INC                   COM    644465106       186      21,600 SH     SOLE        NONE        0
NFJ DIVID INT & PREM STRTGY        COM SHS  65337H109     3,325     280,800 SH     SOLE        NONE        0
NICHOLAS APPLEGATE GLBL EQ C         COM    65370L108       267      23,300 SH     SOLE        NONE        0
NUVEEN EQUITY PREM ADV FD            COM    6706ET107       163      14,700 SH     SOLE        NONE        0
NUVEEN EQUITY PREM INCOME FD         COM    6706ER101       137      12,800 SH     SOLE        NONE        0
NUVEEN GBL VL OPPORTUNITIES          COM    6706EH103       497      35,223 SH     SOLE        NONE        0
NUVEEN MULTI STRAT INC & GR          COM    67073B106       263      47,000 SH     SOLE        NONE        0
NUVEEN MULTI STRAT INC GR FD       COM SHS  67073D102       647     112,700 SH     SOLE        NONE        0
RIVUS BOND FUND                      COM    769667106       291      18,295 SH     SOLE        NONE        0
ROYCE MICRO-CAP TR INC               COM    780915104        61      10,200 SH     SOLE        NONE        0
ROYCE VALUE TR INC                   COM    780910105       513      61,000 SH     SOLE        NONE        0
SUNAMERICA FOCUSE ALPHA LC F         COM    867038101       118      11,900 SH     SOLE        NONE        0
TEMPLETON EMERG MKTS INCOME          COM    880192109       173      15,000 SH     SOLE        NONE        0
TRI CONTL CORP                       COM    895436103       369      40,200 SH     SOLE        NONE        0
ZWEIG FD                             COM    989834106       310     109,100 SH     SOLE        NONE        0
ZWEIG TOTAL RETURN FD INC            COM    989837109       551     164,090 SH     SOLE        NONE        0



